Taxation (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Composition of income tax expense, domestic and foreign
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
PRC mainland entities	1,640,669	1,662,221	1,583,250
Non-PRC mainland entities	(30,274)	119,050	(6,912)
Total	1,610,395	1,781,271	1,576,338

Composition of income tax expense, current and deferred
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense
PRC mainland entities	237,793	302,621	267,397
Non-PRC mainland entities	72,325	98,441	112,833
Total	310,118	401,062	380,230
Deferred income tax expense (benefit)
PRC mainland entities	4,584	(14,962)	12,505
Non-PRC mainland entities	(14,350)	(34,800)	(33,933)
Total	(9,766)	(49,762)	(21,428)
Withholding tax
PRC mainland entities	—	—	—
Non-PRC mainland entities	—	133,978	59,960
Total	—	133,978	59,960
Income tax expense
PRC mainland entities	242,377	287,659	279,902
Non-PRC mainland entities	57,975	197,619	138,860
Total	300,352	485,278	418,762

Reconciliation of the differences between statutory tax rate and the effective tax rate
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of qualified lower tax rates awarded to certain PRC entities	(12)%	(8)%	(8)%
Tax rate effect related to overseas subsidiaries	—	—	—
Effect of withholding taxes	—	8%	4%
Effect of change in valuation allowance	4%	1%	3%
Non-deductible expenses incurred in PRC	1%	1%	—
Tax paid for the sale of equity interests in Eyedentity to Actoz	—	—	2%
Others	1%	—	1%
Effective income tax rate	19%	27%	27%

Aggregate amount and per share effect of tax holidays
	For the years ended December 31,
	2010	2011	2012
(in thousands, except per share data)	RMB	RMB	RMB
Aggregate effect	195,935	145,224	131,127
Basic ordinary share effect	0.34	0.26	0.24
Diluted ordinary share effect	0.34	0.26	0.24

Significant components of deferred tax assets and deferred tax liabilities
	December 31, 2011	December 31, 2012
	RMB	RMB
Deferred tax assets
Licensing fees and related costs and deferred revenues	31,317	29,704
Temporary differences related to deductible expenses	42,831	54,903
Other temporary differences	37,803	19,317
Foreign tax credits of Actoz and Eyedentity	174,938	200,264
Development costs	3,433	1,563
Less: Valuation allowance	(189,219)	(215,080)
Total deferred tax assets, net of valuation allowance	101,103	90,671
Deferred tax liabilities
Intangible assets arising from business combinations	260,186	102,420
Withholding taxes	72,910	53,516
Total deferred tax liabilities	333,096	155,936

Movement of valuation allowances
	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of year	123,949	180,169	189,219
Current year additions	56,220	9,050	37,172
Current year disposal due to divestitures	—	—	(11,311)
Balance at end of year	180,169	189,219	215,080